NUVEEN TENNESSEE MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 17, 2013

TO THE SUMMARY PROSPECTUS DATED SEPTEMBER 30, 2013

Class B shares of Nuveen Tennessee Municipal Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-TNS-1213P